Cover	May 24, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 24, 2021
Entity File Number	001-35155
Entity Registrant Name	BOINGO WIRELESS, INC.
Entity Central Index Key	0001169988
Entity Tax Identification Number	95-4856877
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	10960 Wilshire Blvd.
Entity Address, Address Line Two	23rd Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90024
City Area Code	310
Local Phone Number	586-5180
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	WIFI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false